DEBT	9 Months Ended
Sep. 30, 2018
Debt Disclosure [Abstract]
DEBT
DEBT

As of September 30, 2018 and December 31, 2017, we had total debt outstanding of $1,242.2 million and $1,371.0 million, respectively, net of deferred debt financing costs of $12.3 million and $16.6 million, respectively.

Eskimo SPV Debt

In March 2018, Eskimo SPV entered into a secured financing arrangement that is repayable on demand by the lender. Accordingly, as of September 30, 2018, the Eskimo SPV debt facility of $203.9 million is classified as short-term (see note 4).